MORTGAGE LOANS ON REAL ESTATE - Narrative (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2025 USD ($) loanAgreement	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) loanAgreement segment	Jun. 30, 2024 USD ($)	Dec. 31, 2024 loanAgreement
Financing Receivable, Allowance for Credit Loss [Line Items]
Number of portfolio segments | segment			2
Interest income recognized on loans in non-accrual status			$ 1,000,000	$ 0
Uncollectible accrued interest receivable written off	$ 5,000,000	$ 0	$ 5,000,000	0
Loan-to-value ratio	75.00%		75.00%
Mortgage loans modified			$ 89,000,000	$ 85,000,000
Commercial mortgage loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Number commercial loans | loanAgreement	322		322		266